CONCENTRATION AND RISKS (Tables)	12 Months Ended
Dec. 31, 2025
CONCENTRATION AND RISKS
Schedule of concentration risks

	As of December 31,
	2024	2025
Accounts receivable, net
Customer A	*	14%

	For the Years Ended December 31,
	2023	2024	2025
Supplier A	13%	11%	*
Supplier B	*	14%	13%
*	The percentage is less than 10%